Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2023
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Schedule Of Fair Value Of Founder Shares
The fair value of the founders shares was based on the following significant inputs:

February 28, 2023
Risk-free interest rate	4.72%
Remaining life of the Company	0.68
Value in no De-SPAC scenario	$0.00
Probability of transaction	50.00%